This is filed pursuant to Rule 497(e).

AllianceBernstein Municipal Income Fund, Inc.
File Nos. 33-7812 and 811-04791.

AllianceBernstein Municipal Income Fund II
File Nos. 33-60560 and  811-07618.

[LOGO] AllianceBernstein(R)
       Investment Research and Management

                                  ALLIANCEBERNSTEIN MUNICIPAL INCOME PORTFOLIOS
                                                            -National Portfolio
                                                    -Insured National Portfolio
                                                          -California Portfolio
                                                  -Insured California Portfolio
                                                             -Arizona Portfolio
                                                             -Florida Portfolio
                                                       -Massachusetts Portfolio
                                                            -Michigan Portfolio
                                                           -Minnesota Portfolio
                                                          -New Jersey Portfolio
                                                            -New York Portfolio
                                                                -Ohio Portfolio
                                                        -Pennsylvania Portfolio
                                                            -Virginia Portfolio
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                      SUPPLEMENT TO THE CURRENT PROSPECTUS
                                 JANUARY 4, 2006

On November 15, December 6, December 19 and December 21, 2005, the shareholders of the AllianceBernstein Municipal Income Portfolios (the "Portfolios") elected directors/trustees for the Portfolios. The shareholders also approved changes to the charters and fundamental investment policies of each Portfolio. These changes are intended to result in more uniform charters and fundamental policies, and are part of a broad effort to achieve greater uniformity and standardization among the AllianceBernstein Mutual Funds.

The shareholders also approved the reclassification of the investment objective for each Portfolio as non-fundamental and changes to the investment objective of each Portfolio as listed below. Changes in investment objective may now be made at the discretion of the Portfolios' Boards, without incurring the costs of obtaining shareholder approval. Shareholders will be provided at least 60 days' advance notice of any such change.

The table below outlines each Portfolio's previous investment objective and the approved change to that objective.

Portfolio                        Previous Investment Objective   Approved Investment Objective
---------                        -----------------------------   -----------------------------
National, Insured National,      o  To earn the highest          o To earn the highest
California, Arizona, Florida,       level of current income,       level of current
Massachusetts, Michigan,            exempt from federal and        income, exempt from
Minnesota, New Jersey,              state taxation to the          federal and state
New York, Ohio,                     extent described in this       taxation, that is
Pennsylvania, and                   Prospectus, that is            available without
Virginia Portfolios                 available without assuming     assuming what Alliance
                                    what Alliance considers to     considers to be undue
                                    be undue risk by investing     risk.
                                    principally in
                                    high-yielding,
                                    predominantly medium
                                    quality, municipal
                                    securities.

Insured California Portfolio     o  To provide as high a         o To earn the highest
                                    level of current income,       level of current
                                    exempt from federal income     income, exempt from
                                    tax and California             federal and state
                                    personal income tax, as is     taxation, that is
                                    consistent with the            available without
                                    preservation of capital.       assuming what Alliance
                                                                   considers to be undue
                                                                   risk.

None of the changes described above is expected to cause any significant change in the management of the Portfolios.

The changes are expected to take effect on February 1, 2006.

For more information, please call your financial advisor or visit our website at www.AllianceBernstein.com.

This Supplement should be read in conjunction with the Prospectus dated February 1, 2005, offering Class A, Class B and Class C shares of the above-referenced Portfolios.

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(R) This mark is used under license from the owner, Alliance Capital Management
L.P.


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